OTHER REVENUES	12 Months Ended
Dec. 31, 2021
OTHER REVENUES
OTHER REVENUES

19— OTHER REVENUES

Other revenues consist of the following:

	2021	2020	2019
Licenses and others	6	12	52
Total	6	12	52

In 2021, 2020 and 2019, other revenues mainly consist of sales of a license to Theraclion and training to customers.